PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 4.1%
60,234  Health Care Select
Sector SPDR Fund
$ 8,794,766
1.0
539,628
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
26,210,218
3.1
Total Exchange-Traded
Funds
(Cost $35,451,408)
35,004,984
4.1
MUTUAL FUNDS: 95.8%
Affiliated Investment Companies: 95.8%
977,635  Voya U.S. Bond Index
Portfolio - Class I
8,886,706
1.0
4,741,769  Voya VACS Index
Series Emerging
Markets Portfolio
55,763,202
6.5
16,884,548  Voya VACS Index
Series I Portfolio
200,588,432
23.5
5,365,404  Voya VACS Index
Series MC Portfolio
64,170,232
7.5
33,294,310  Voya VACS Index
Series S Portfolio
464,455,626
54.3
2,353,949  Voya VACS Index
Series SC Portfolio
25,281,411
3.0
Total Mutual Funds
(Cost $684,626,646)
819,145,609
95.8
Total Long-Term
Investments
(Cost $720,078,054)
854,150,593
99.9
Total Investments in
Securities
(Cost $720,078,054) $ 854,150,593 99.9
Assets in Excess of
Other Liabilities 987,785 0.1
Net Assets $ 855,138,378 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 35,004,984 $ — $ — $ 35,004,984
Mutual Funds 819,145,609 — — 819,145,609
Total Investments, at fair value $ 854,150,593 $ — $ — $ 854,150,593
Other Financial Instruments+
Futures 139,167 — — 139,167
Total Assets $ 854,289,760 $ — $ — $ 854,289,760
Liabilities Table
Other Financial Instruments+
Futures $ (74,087) $ — $ — $ (74,087)
Total Liabilities $ (74,087) $ — $ — $ (74,087)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 4,307,011 $ 64,350 $ (4,366,745) $ (4,616) $ — $ 29,923 $ 18,448 $ —
Voya U.S. Bond Index Portfolio -
Class I
8,813,153 977,882 (1,052,658) 148,329 8,886,706 83,740 (2,550) —
Voya VACS Index Series Emerging
Markets Portfolio
55,963,564 1,251,547 (3,308,948) 1,857,039 55,763,202 — 427,807 —
Voya VACS Index Series I Portfolio
203,461,645 4,524,824 (20,104,611) 12,706,574 200,588,432 — 3,883,441 —
Voya VACS Index Series MC
Portfolio
57,627,596 10,389,442 (1,217,395) (2,629,411) 64,170,232 — 304,139 —
Voya VACS Index Series S
Portfolio
465,213,079 31,507,886 (7,834,512) (24,430,827) 464,455,626 — 3,639,947 —
Voya VACS Index Series SC
Portfolio
30,569,713 1,536,499 (3,565,904) (3,258,897) 25,281,411 — 567,397 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
34,601,819 — (9,011,143) 619,542 26,210,218 402,472 (209,759) —
$ 860,557,580 $ 50,252,430 $ (50,461,916) $ (14,992,267) $ 845,355,827 $ 516,135 $ 8,628,870 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 41 06/20/25 $ 4,155,555 $ (69,678)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2055 Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 5-Year Note 203 06/30/25 $ 21,955,719 $ 139,167
$ 26,111,274 $ 69,489
Short Contracts:
3-month SOFR (91) 09/16/25 (21,821,800) (4,150)
U.S. Treasury 2-Year Note (21) 06/30/25 (4,350,610) (259)
$ (26,172,410) $ (4,409)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 134,518,963
Gross Unrealized Depreciation (446,424)
Net Unrealized Appreciation $ 134,072,539